Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2026	Mar. 31, 2026
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 35,033	¥ 63,108
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(7,978)	(11,483)
Available-for-sale debt Securities, 12 months or more Fair value	873,877	897,208
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(764,638)	(666,371)
Available-for-sale debt Securities, Total Fair value	908,910	960,316
Available-for-sale debt Securities, Total Gross unrealized losses	(772,616)	(677,854)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	35,033	63,108
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(7,978)	(11,483)
Available-for-sale debt Securities, 12 months or more Fair value	873,877	897,208
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(764,638)	(666,371)
Available-for-sale debt Securities, Total Fair value	908,910	960,316
Available-for-sale debt Securities, Total Gross unrealized losses	(772,616)	(677,854)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	130,988	23,916
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(9,450)	(1,312)
Available-for-sale debt Securities, 12 months or more Fair value	94,159	114,487
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(42,513)	(37,217)
Available-for-sale debt Securities, Total Fair value	225,147	138,403
Available-for-sale debt Securities, Total Gross unrealized losses	(51,963)	(38,529)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	130,865	23,513
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(8,923)	(777)
Available-for-sale debt Securities, 12 months or more Fair value	92,986	109,252
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(42,425)	(36,954)
Available-for-sale debt Securities, Total Fair value	223,851	132,765
Available-for-sale debt Securities, Total Gross unrealized losses	(51,348)	(37,731)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	363,166	117,908
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(32,276)	(4,162)
Available-for-sale debt Securities, 12 months or more Fair value	334,155	477,946
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(184,195)	(172,153)
Available-for-sale debt Securities, Total Fair value	697,321	595,854
Available-for-sale debt Securities, Total Gross unrealized losses	(216,471)	(176,315)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	352,131	112,096
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(31,996)	(4,042)
Available-for-sale debt Securities, 12 months or more Fair value	334,155	477,946
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(184,195)	(172,153)
Available-for-sale debt Securities, Total Fair value	686,286	590,042
Available-for-sale debt Securities, Total Gross unrealized losses	(216,191)	(176,195)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	55,991	38,338
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(815)	(300)
Available-for-sale debt Securities, 12 months or more Fair value	4,789	10,930
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,095)	(2,184)
Available-for-sale debt Securities, Total Fair value	60,780	49,268
Available-for-sale debt Securities, Total Gross unrealized losses	(2,910)	(2,484)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	55,991	38,338
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(815)	(300)
Available-for-sale debt Securities, 12 months or more Fair value	4,789	10,930
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(199)	(257)
Available-for-sale debt Securities, Total Fair value	60,780	49,268
Available-for-sale debt Securities, Total Gross unrealized losses	(1,014)	(557)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	38,979	43,230
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,518)	(1,492)
Available-for-sale debt Securities, 12 months or more Fair value	35,512	33,573
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(10,455)	(10,673)
Available-for-sale debt Securities, Total Fair value	74,491	76,803
Available-for-sale debt Securities, Total Gross unrealized losses	(11,973)	(12,165)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	37,859	43,203
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(997)	(1,312)
Available-for-sale debt Securities, 12 months or more Fair value	35,431	32,454
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(10,221)	(9,969)
Available-for-sale debt Securities, Total Fair value	73,290	75,657
Available-for-sale debt Securities, Total Gross unrealized losses	(11,218)	(11,281)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	624,157	286,500
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(52,037)	(18,749)
Available-for-sale debt Securities, 12 months or more Fair value	1,342,492	1,534,144
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,003,896)	(888,598)
Available-for-sale debt Securities, Total Fair value	1,966,649	1,820,644
Available-for-sale debt Securities, Total Gross unrealized losses	(1,055,933)	(907,347)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	611,879	280,258
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(50,709)	(17,914)
Available-for-sale debt Securities, 12 months or more Fair value	1,341,238	1,527,790
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,001,678)	(885,704)
Available-for-sale debt Securities, Total Fair value	1,953,117	1,808,048
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (1,052,387)	¥ (903,618)